IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Portfolio Market Risk Measures

(millions of Canadian dollars)	For the three months ended
	January 31 2019					October 31 2018	January 31 2018
	As at	Average	High		Low	Average	Average
Interest rate risk	$12.0	$12.9	$17.2		$8.2	$12.5	$9.0
Credit spread risk	15.6	19.7	22.5		15.6	14.6	9.2
Equity risk	9.1	7.1	10.6		5.1	5.7	7.6
Foreign exchange risk	6.8	6.5	10.2		2.8	5.3	3.7
Commodity risk	2.4	2.6	4.8		1.6	3.3	2.7
Idiosyncratic debt specific risk	16.0	20.2	23.5		16.0	16.2	14.2

Diversification effect[1]	(36.7)	(41.4)	n/m	[2]	n/m	(34.3)	(27.2)

Total Value-at-Risk (one-day)	25.2	27.6	31.8		23.9	23.3	19.2

Stressed Value-at-Risk (one-day)	39.6	60.5	84.4		39.6	46.6	39.0
Incremental Risk Capital Charge (one-year)	$192.8	$232.6	$266.9		$192.8	$185.8	$207.3

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Sensitivity of After-tax Economic Value at Risk by Currency

(millions of Canadian dollars)					As at
	January 31, 2019		October 31, 2018		January 31, 2018
	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
Canadian dollar	$(58)	$1	$(41)	$(17)	$(28)	$(56)

U.S. dollar	(246)	(150)	(197)	19	(275)	(36)
	$(304)	$(149)	$(238)	$2	$(303)	$(92)

Summary of Liquid Assets by Type and Currency

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions[2]	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets[2]
		January 31, 2019
Cash and due from banks	$2,018	$–	$2,018	–%	$161	$1,857
Canadian government obligations	14,285	56,195	70,480	13	40,525	29,955
National Housing Act Mortgage-Backed Securities (NHA MBS)	42,208	49	42,257	7	4,310	37,947
Provincial government obligations	14,256	18,908	33,164	6	22,112	11,052
Corporate issuer obligations	4,928	4,214	9,142	2	3,949	5,193
Equities	6,922	2,470	9,392	2	5,624	3,768

Other marketable securities and/or loans	4,154	447	4,601	1	337	4,264

Total Canadian dollar-denominated	88,771	82,283	171,054	31	77,018	94,036
Cash and due from banks	26,327	–	26,327	5	28	26,299
U.S. government obligations	31,779	33,216	64,995	12	29,442	35,553
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	48,472	6,832	55,304	10	16,379	38,925
Other sovereign obligations	52,558	39,670	92,228	16	29,529	62,699
Corporate issuer obligations	76,697	2,722	79,419	14	7,405	72,014
Equities	31,616	33,202	64,818	11	30,671	34,147

Other marketable securities and/or loans	5,620	659	6,279	1	967	5,312

Total non-Canadian dollar-denominated	273,069	116,301	389,370	69	114,421	274,949
Total	$361,840	$198,584	$560,424	100%	$191,439	$368,985

		October 31, 2018
Cash and due from banks	$3,002	$–	$3,002	1%	$1,098	$1,904
Canadian government obligations	18,256	63,463	81,719	14	47,572	34,147
NHA MBS	39,649	42	39,691	6	3,057	36,634
Provincial government obligations	12,720	19,241	31,961	5	23,651	8,310
Corporate issuer obligations	6,622	3,767	10,389	2	3,769	6,620
Equities	10,554	1,637	12,191	2	6,028	6,163

Other marketable securities and/or loans	2,655	349	3,004	1	277	2,727

Total Canadian dollar-denominated	93,458	88,499	181,957	31	85,452	96,505
Cash and due from banks	24,046	–	24,046	4	28	24,018
U.S. government obligations	30,163	37,691	67,854	12	32,918	34,936
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	47,150	927	48,077	8	7,522	40,555
Other sovereign obligations	56,034	45,912	101,946	18	41,993	59,953
Corporate issuer obligations	78,160	1,576	79,736	14	7,234	72,502
Equities	33,514	37,666	71,180	12	32,206	38,974

Other marketable securities and/or loans	4,786	4	4,790	1	191	4,599

Total non-Canadian dollar-denominated	273,853	123,776	397,629	69	122,092	275,537
Total	$367,311	$212,275	$579,586	100%	$207,544	$372,042

[1]	Positions stated include gross asset values pertaining to secured borrowing/lending and reverse-repurchase/repurchase businesses.
[2]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches

(millions of Canadian dollars)		As at
	January 31 2019	October 31 2018
The Toronto-Dominion Bank (Parent)	$131,008	$136,544
Bank subsidiaries	217,237	217,565

Foreign branches	20,740	17,933
Total	$368,985	$372,042

Summary of Deposit Funding

(millions of Canadian dollars)	As at
	January 31 2019	October 31 2018
P&C deposits – Canadian Retail	$363,193	$359,473
P&C deposits – U.S. Retail	346,495	346,624

Other deposits	33	36
Total	$709,721	$706,133

Summary of Remaining Contractual Maturity

(millions of Canadian dollars)	As at

	January 31, 2019
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$4,378	$3	$–	$–	$–	$–	$–	$–	$–	$4,381
Interest-bearing deposits with banks	30,517	316	512	–	–	–	–	–	326	31,671
Trading loans, securities, and other[1]	2,072	3,042	3,492	1,983	3,107	10,082	24,975	22,649	50,668	122,070
Non-trading financial assets at fair value through profit or loss	–	–	327	658	15	741	631	725	778	3,875
Derivatives	5,102	6,418	3,722	2,289	2,774	5,381	9,725	9,683	–	45,094
Financial assets designated at fair value through profit or loss	228	458	235	41	68	303	1,710	717	–	3,760
Financial assets at fair value through other comprehensive income	2,804	2,312	5,744	4,185	2,938	20,538	55,004	30,767	1,961	126,253
Debt securities at amortized cost, net of allowance for credit losses	681	2,753	3,786	4,174	3,546	6,647	35,441	50,135	(1)	107,162
Securities purchased under reverse repurchase agreements	87,287	25,552	13,995	3,393	2,175	28	–	–	–	132,430
Loans
Residential mortgages	2,444	2,486	10,917	10,837	8,790	44,206	111,426	34,594	–	225,700
Consumer instalment and other personal	959	1,835	3,158	3,723	3,500	14,675	56,952	25,978	61,162	171,942
Credit card	–	–	–	–	–	–	–	–	35,726	35,726

Business and government	21,700	4,316	6,307	8,464	7,102	20,478	69,773	60,468	20,221	218,829

Total loans	25,103	8,637	20,382	23,024	19,392	79,359	238,151	121,040	117,109	652,197

Allowance for loan losses	–	–	–	–	–	–	–	–	(3,729)	(3,729)

Loans, net of allowance for loan losses	25,103	8,637	20,382	23,024	19,392	79,359	238,151	121,040	113,380	648,468
Customers' liability under acceptances	14,727	2,988	149	7	10	–	–	–	–	17,881
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	8,679	8,679
Goodwill[2]	–	–	–	–	–	–	–	–	16,941	16,941
Other intangibles[2]	–	–	–	–	–	–	–	–	2,647	2,647
Land, buildings, equipment, and other depreciable assets[2]	–	–	–	–	–	–	–	–	5,353	5,353
Deferred tax assets	–	–	–	–	–	–	–	–	2,266	2,266
Amounts receivable from brokers, dealers, and clients	26,827	–	–	–	–	–	–	–	–	26,827

Other assets	3,602	3,105	341	140	138	161	231	87	8,943	16,748
Total assets	$203,328	$55,584	$52,685	$39,894	$34,163	$123,240	$365,868	$235,803	$211,941	$1,322,506

Liabilities
Trading deposits	$14,030	$19,676	$18,214	$17,021	$6,702	$1,899	$3,930	$1,087	$–	$82,559
Derivatives	5,884	7,400	3,771	2,375	2,373	4,227	7,466	9,169	–	42,665
Securitization liabilities at fair value	–	193	674	273	573	1,737	6,731	2,113	–	12,294
Financial liabilities designated at fair value through profit or loss	3,558	8,346	6,804	3,919	4,253	–	1	4	–	26,885
Deposits[3,4]
Personal	4,389	7,521	7,545	7,412	7,923	10,282	10,016	36	428,008	483,132
Banks	2,997	1,388	1,105	60	1,355	–	3	7	9,851	16,766

Business and government	20,406	12,714	12,625	11,643	5,794	25,397	48,684	7,753	204,424	349,440

Total deposits	27,792	21,623	21,275	19,115	15,072	35,679	58,703	7,796	642,283	849,338
Acceptances	14,727	2,988	149	7	10	–	–	–	–	17,881
Obligations related to securities sold short[1]	1,513	1,999	1,261	1,803	931	3,918	13,093	12,632	1,740	38,890
Obligations related to securities sold under repurchase agreements	75,741	16,599	1,690	412	142	38	27	113	–	94,762
Securitization liabilities at amortized cost	35	566	500	576	512	3,022	5,748	3,027	–	13,986
Amounts payable to brokers, dealers, and clients	26,094	–	–	–	–	–	–	–	–	26,094
Insurance-related liabilities	258	320	338	272	269	940	1,627	919	1,755	6,698
Other liabilities[5]	3,391	979	1,540	1,047	1,124	3,530	2,050	171	6,059	19,891

Subordinated notes and debentures	–	–	–	–	–	–	–	8,893	–	8,893

Equity	–	–	–	–	–	–	–	–	81,670	81,670
Total liabilities and equity	$173,023	$80,689	$56,216	$46,820	$31,961	$54,990	$99,376	$45,924	$733,507	$1,322,506
Off-balance sheet commitments
Credit and liquidity commitments[6,7]	$15,632	$16,363	$18,334	$10,043	$14,179	$26,648	$102,964	$3,128	$2,636	$209,927
Operating lease commitments	81	162	241	240	236	916	2,262	3,286	–	7,424
Other purchase obligations	50	101	146	140	193	435	779	441	–	2,285

Unconsolidated structured entity commitments	–	679	904	501	408	408	–	–	–	2,900
Total off-balance sheet commitments	$15,763	$17,305	$19,625	$10,924	$15,016	$28,407	$106,005	$6,855	$2,636	$222,536
[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[3]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[4]

Includes $37 billion of covered bonds with remaining contractual maturities of $1 billion in less 1 month, $3 billion in over 3 months to 6 months, $2 billion in over 6 months to 9 months, $1 billion in over 9 months to 1 year, $6 billion in 'over 1 to 2 years', $21 billion in 'over 2 to 5 years', and $3 billion in 'over 5 years'.

[5]

Includes $97 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $4 million in '1 month to 3 months', $6 million in '3 months to 6 months', $6 million in '6 months to 9 months', $5 million in '9 months to 1 year', $20 million in 'over 1 to 2 years', $50 million in 'over 2 to 5 years', and $4 million in 'over 5 years'.

[6]	Includes $200 million in commitments to extend credit to private equity investments.
[7]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

(millions of Canadian dollars)	As at

	October 31, 2018
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$4,733	$2	$–	$–	$–	$–	$–	$–	$–	$4,735
Interest-bearing deposits with banks	28,332	924	154	21	16	–	–	–	1,273	30,720
Trading loans, securities, and other[2]	1,971	5,244	2,111	3,653	3,998	9,683	25,772	25,895	49,570	127,897
Non-trading financial assets at fair value through profit or loss	–	12	99	460	906	227	841	848	622	4,015
Derivatives	7,343	9,263	5,275	3,276	2,321	7,130	12,436	9,952	–	56,996
Financial assets designated at fair value through profit or loss	30	95	535	243	90	297	1,532	796	–	3,618
Financial assets at fair value through other comprehensive income	1,111	4,214	4,150	5,354	3,962	19,777	57,922	31,936	2,174	130,600
Debt securities at amortized cost, net of allowance for credit losses	881	2,577	3,010	3,594	4,059	8,103	34,032	50,990	(75)	107,171
Securities purchased under reverse repurchase agreements	77,612	30,047	14,426	3,807	1,458	29	–	–	–	127,379
Loans
Residential mortgages	908	3,234	6,614	11,166	11,061	43,063	113,852	35,293	–	225,191
Consumer instalment and other personal	753	1,332	2,628	3,724	4,131	14,313	56,632	26,321	62,245	172,079
Credit card	–	–	–	–	–	–	–	–	35,018	35,018

Business and government	23,052	4,320	5,539	7,131	9,269	19,637	67,922	59,251	21,533	217,654

Total loans	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	118,796	649,942

Allowance for loan losses	–	–	–	–	–	–	–	–	(3,549)	(3,549)

Loans, net of allowance for loan losses	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	115,247	646,393
Customers' liability under acceptances	14,984	2,145	132	6	–	–	–	–	–	17,267
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	8,445	8,445
Goodwill[3]	–	–	–	–	–	–	–	–	16,536	16,536
Other intangibles[3]	–	–	–	–	–	–	–	–	2,459	2,459
Land, buildings, equipment, and other depreciable assets[3]	–	–	–	–	–	–	–	–	5,324	5,324
Deferred tax assets	–	–	–	–	–	–	–	–	2,812	2,812
Amounts receivable from brokers, dealers, and clients	26,940	–	–	–	–	–	–	–	–	26,940

Other assets	3,432	854	1,926	120	142	136	301	90	8,595	15,596
Total assets	$192,082	$64,263	$46,599	$42,555	$41,413	$122,395	$371,242	$241,372	$212,982	$1,334,903

Liabilities
Trading deposits	$16,145	$37,337	$31,081	$12,954	$11,739	$1,183	$3,260	$1,005	$–	$114,704
Derivatives	6,195	8,684	4,230	3,103	2,263	5,510	9,282	9,003	–	48,270
Securitization liabilities at fair value	–	981	194	661	272	1,822	6,719	1,969	–	12,618
Financial liabilities designated at fair value through profit or loss	10	5	–	–	–	–	–	1	–	16
Deposits[4,5]
Personal	4,330	7,094	7,541	6,245	7,718	10,222	9,876	38	424,580	477,644
Banks	6,499	1,941	255	24	54	–	3	8	7,928	16,712

Business and government	18,840	19,337	7,033	9,984	11,299	21,345	54,780	8,000	206,465	357,083

Total deposits	29,669	28,372	14,829	16,253	19,071	31,567	64,659	8,046	638,973	851,439
Acceptances	14,986	2,145	132	6	–	–	–	–	–	17,269
Obligations related to securities sold short[2]	2,621	3,679	1,500	387	904	4,330	13,771	11,474	812	39,478
Obligations related to securities sold under repurchase agreements	73,759	15,508	3,516	428	108	43	27	–	–	93,389
Securitization liabilities at amortized cost	22	1,240	625	503	575	2,496	6,232	2,990	–	14,683
Amounts payable to brokers, dealers, and clients	28,385	–	–	–	–	–	–	–	–	28,385
Insurance-related liabilities	213	294	353	309	310	937	1,624	903	1,755	6,698
Other liabilities[6]	2,916	2,631	538	1,326	1,394	2,205	2,308	152	5,704	19,174

Subordinated notes and debentures	–	–	–	–	–	–	–	8,740	–	8,740

Equity	–	–	–	–	–	–	–	–	80,040	80,040
Total liabilities and equity	$174,921	$100,876	$56,998	$35,930	$36,636	$50,093	$107,882	$44,283	$727,284	$1,334,903
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$18,339	$16,728	$17,217	$13,098	$9,152	$25,691	$101,120	$4,034	$2,663	$208,042
Operating lease commitments	79	159	240	237	233	902	2,188	3,229	–	7,267
Other purchase obligations	46	161	125	122	121	437	831	520	–	2,363

Unconsolidated structured entity commitments	–	1,079	940	329	–	7	408	–	–	2,763
Total off-balance sheet commitments	$18,464	$18,127	$18,522	$13,786	$9,506	$27,037	$104,547	$7,783	$2,663	$220,435
[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[5]

Includes $36 billion of covered bonds with remaining contractual maturities of $1 billion in '3 months to 6 months', $3 billion in '6 months to 9 months', $2 billion in '9 months to 1 year', $5 billion in 'over 1 to 2 years', $22 billion in 'over 2 to 5 years', and $3 billion in 'over 5 years'.

[6]

Includes $60 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $5 million in '1 month to 3 months', $7 million in '3 months to 6 months', $6 million in '6 months to 9 months', $6 million in '9 months to 1 year', $12 million in 'over 1 to 2 years', $17 million in 'over 2 to 5 years', and $5 million in 'over 5 years'.

[7]	Includes $205 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.